Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities
Net income	$ 284,694	$ 3,718,240	$ 1,130,946
Adjustments to reconcile net income to net cash used in operating activities：
Depreciation	15,411	19,989	22,594
Imputed interest expense		5,037	70,666
Non cash lease expenses	86,468	12,063	17,754
Changes in operating assets and liabilities：
Long-term deferred expenses			7,585
Inventories	805,109	435,839	(1,063,646)
Accounts receivable	(477,999)	(437,402)	67,979
Prepayments	(1,276,336)	(3,047,599)	292,162
Other receivables	(1,492)	11,234	613
Accounts payable	(861,167)	546,696	705,448
Employee benefits payable	2,213	50,173	(333)
Taxes and surcharges payable	124,665	565,210	175,002
Lease liabilities	(94,390)	(4,903)	(31,023)
Other payables		(12,500)
Net cash flows provided by (used in) operating activities	(1,392,824)	1,862,077	1,395,747
Cash flows from investing activities：
Cash paid for property and equipment	(83,176)	(770)	(4,218)
Cash paid for long-term deferred expenses			(7,507)
Purchase of term deposit	(44,798)
Net cash flows used in investing activities	(127,974)	(770)	(11,725)
Cash Flow from Financing Activities:
Receipts from related parties	628,956	3,991,077
Payments to related parties	(276,102)	(5,034,921)	(1,026,414)
Repayments to bank loans		(26,834)	(104,468)
Net cash provided by (used in) financing activities	352,854	(1,070,678)	(1,130,882)
Effect of exchange rate change on cash and restricted cash	614	(32)	409
Net increase (decrease) in cash	(1,167,330)	790,597	253,549
Cash at the Beginning of the Year	1,316,158	525,561	272,012
Cash at the End of the Year	148,828	1,316,158	525,561
Cash Paid During the Year for:
Interest
Taxes		$ 22,774